13 FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Notes
13 FINANCIAL INSTRUMENTS

13       FINANCIAL INSTRUMENTS

Fair value

Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values.

The carrying value of accounts receivable, due to related parties, accounts payable and accrued liabilities and working capital line of credit approximate their fair value because of the short-term nature of these instruments while cash and marketable securities are valued using a level 1 fair value measurement.

	December 31, 2017		December 31, 2016
	Carrying Value	Fair Value	Carrying Value	Fair Value
Fair value through profit and loss – assets	$386,630	$386,630	$2,375,619	$2,375,619
Fair value through profit and loss – liabilities	-	-	-	-
Loans and receivables	3,815,278	3,815,278	4,242,388	4,242,388
Other financial liabilities	(3,521,016)	(3,521,016)	(4,753,256)	(4,753,256)
	$680,892	$680,892	$1,864,751	$1,864,751

Financial risk factors

The Company’s risk exposures and the impact on the Company’s financial statements are summarized below.

Credit risk

Financial instruments that potentially subject the Company to a significant concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company places its cash with major financial institutions to limit risk from cash and cash equivalents. The maximum exposure to credit risk is equal to the fair value or carrying value of the related financial assets. The Company’s receivables consist of amounts due from customers. Some customers send payment past normal trade terms and in cases where amounts become uncollectible the Company recognizes bad debt expense to write off the uncollectible amounts. At December 31, 2017, the Company had $490,039 (December 31, 2016 - $579,331) in amounts due from customers greater than 90 days and during fiscal 2017 recognized bad debt expense of $226,085 (2016 - $51,410 and 2015 - $103,903).

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its obligations as they become due. Management is of the opinion that sufficient working capital is available from its financings and will be obtained from operations to meet the Company's liabilities and commitments as they come due. The Company manages its liquidity risk by forecasting cash flows from operations and anticipating any investing and financing activities. Management and the Board of Directors are actively involved in the review, planning and approval of significant expenditures and commitments.

During the year ended December 31, 2016, the Company announced that it had secured a four-million-dollar credit facility with Silicon Valley Bank. The credit facility is an accounts receivable line of credit to provide the Company with additional working capital. As at December 31, 2017, the Company had drawn on $933,159 (2016 - $2,000,000) of the credit facility. The credit facility had a maturity date of November 22, 2017, which was extended to February 28, 2018. The credit facility is secured by the Company’s intellectual property, which consists of all recognized and unrecognized intangible assets. The credit facility bears interest at a range of prime plus 1.25% to 2.5%. During the year ended December 31, 2016, the Company incurred $5,514 in interest expense and during the year ended December 31, 2017, the Company incurred $93,583 in interest expense. The Company is required to comply with certain financial covenants on a monthly basis. During the year ended December 31, 2017, the Company had periods where it was not in compliance with all of the covenants. This credit facility was fully repaid subsequent to December 31, 2017, on March 2, 2018.

Market risk

Market risk is the risk of loss that may arise from changes in market factors such as interest rates, foreign exchange rates and commodity and equity prices. Such fluctuations may be significant.

a)        Interest rate risk

The Company is exposed to interest rate risk to the extent that the cash maintained at financial institutions is subject to a floating rate of interest. The interest rate risks on cash and on the Company’s obligations are not considered significant. A plus or minus 1% change in interest rates would affect profit or loss and comprehensive profit or loss by approximately $9,000 (2016 - $20,000).

b)        Foreign currency risk

The Company is exposed to foreign currency risk on fluctuations related to cash, accounts receivable, accounts payable and accrued liabilities that are denominated in a foreign currency. As at December 31, 2017, the Company held cash as well as accounts payable and accrued liabilities denominated in the Canadian dollar, European Euro, British Pound, Swiss Franc, and Indian Rupee and considers foreign currency risk low. The majority of the Company's foreign currency amounts are held in Canadian dollars. A plus or minus 1% change in Canadian foreign exchange rates would affect profit or loss and comprehensive profit or loss by less than $1,000 (2016 - $1,000).

The following table summarizes the Company’s exposure to the Canadian currency:

	December 31, 2017	December 31, 2016
	C$	C$

Cash and cash equivalents	135,049	295,048
Accounts receivable	390,017	341,216
Accounts payable and accrued liabilities	(770,108)	(671,732)

Total	(245,042)	(35,468)